  MERRILL LYNCH LIFE INSURANCE COMPANY   ML LIFE INSURANCE COMPANY OF NEW YORK

  MERRILL LYNCH LIFE VARIABLE ANNUITY       ML OF NEW YORK VARIABLE ANNUITY
           SEPARATE ACCOUNT D                      SEPARATE ACCOUNT D
  SUPPLEMENT DATED SEPTEMBER 29, 2006     SUPPLEMENT DATED SEPTEMBER 29, 2006
                 TO THE                                  TO THE
            PROSPECTUSES FOR                        PROSPECTUSES FOR
     MERRILL LYNCH INVESTOR CHOICE       MERRILL LYNCH INVESTOR CHOICE ANNUITY
               ANNUITY(SM)                                (SM)
              (IRA SERIES)                            (IRA SERIES)
          (DATED MAY 1, 2006)                     (DATED MAY 1, 2006)
                  AND                                     AND
     MERRILL LYNCH IRA ANNUITY(R)            MERRILL LYNCH IRA ANNUITY(R)
          (DATED MAY 1, 2006)                     (DATED MAY 1, 2005)

This supplement describes a change to the investment adviser, the addition of sub-advisers, and a change to the names of certain funds available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective on October 2, 2006, the names of the funds listed below will change. In addition, the investment advisers for these funds are changed from either Fund Asset Management, L.P. or Merrill Lynch Investment Managers, L.P. to BlackRock Advisors, LLC. Accordingly, in general, references to "Fund Asset Management, L.P.," "FAM," "Merrill Lynch Investment Managers, L.P.," or "MLIM" in the prospectus and Statement of Additional Information are references to "BlackRock" and "BlackRock Advisors, LLC." In addition, each fund listed below is sub-advised by one or more of the BlackRock affiliates listed below. The investment objectives of these funds remain unchanged.

                                                                                               INVESTMENT
               PREVIOUS NAME                                NEW NAME                    ADVISER(s)/SUBADVISER(s)
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Fund, Inc.         BlackRock Basic Value Fund, Inc         BlackRock Advisors, LLC/BlackRock
                                                                                     Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Bond Fund, Inc. - Merrill      BlackRock Bond Fund                     BlackRock Advisors, LLC/BlackRock
Lynch Core Bond Portfolio                                                            Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Fundamental Growth Fund, Inc.  BlackRock Fundamental Growth Fund,      BlackRock Advisors, LLC/BlackRock
                                             Inc.                                    Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Allocation Fund, Inc.   BlackRock Global Allocation Fund, Inc.  BlackRock Advisors, LLC/BlackRock
                                                                                     Investment Management LLC and
                                                                                     BlackRock Asset Management U.K.
                                                                                     Limited
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global SmallCap Fund, Inc.     BlackRock Global SmallCap Fund, Inc.    BlackRock Advisors, LLC/BlackRock
                                                                                     Investment Management LLC
----------------------------------------------------------------------------------------------------------------------



                                                                Code 101761-0906

                                                                                               INVESTMENT
               PREVIOUS NAME                                NEW NAME                    ADVISER(s)/SUBADVISER(s)
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index Funds, Inc. -- Merrill   BlackRock International Index Fund      BlackRock Advisors, LLC/BlackRock
Lynch International Index Fund                                                       Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index Funds, Inc. -- Merrill   BlackRock S&P 500 Index Fund            BlackRock Advisors, LLC/ BlackRock
Lynch S&P 500 Index Fund                                                             Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index Funds, Inc. -- Merrill   BlackRock Small Cap Index Fund          BlackRock Advisors, LLC/BlackRock
Lynch Small Cap Index Fund                                                           Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Investment Managers Funds,     BlackRock Short Term Bond Fund          BlackRock Advisors, LLC/BlackRock
Inc.-- Merrill Lynch Low Duration Fund                                               Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Series Funds, Inc.   BlackRock Large Cap Core Fund           BlackRock Advisors, LLC/BlackRock
-- Merrill Lynch Large Cap Core Fund                                                 Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Series Funds, Inc.   BlackRock Large Cap Growth Fund         BlackRock Advisors, LLC/ BlackRock
-- Merrill Lynch Large Cap Growth Fund                                               Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Series Funds, Inc.   BlackRock Large Cap Value Fund          BlackRock Advisors, LLC/BlackRock
-- Merrill Lynch Large Cap Value Fund                                                Investment Management LLC
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Ready Assets Trust             Merrill Lynch Ready Assets Trust        BlackRock Advisors, LLC/ BlackRock
                                                                                     Institutional Management
                                                                                     Corporation
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Government Fund           BlackRock U.S. Government Fund          BlackRock Advisors, LLC/BlackRock
                                                                                     Financial Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Value Opportunities Fund,      BlackRock Value Opportunities Fund,     BlackRock Advisors, LLC/BlackRock
Inc.                                         Inc.                                    Investment Management LLC
----------------------------------------------------------------------------------------------------------------------

Note:  All the funds listed above may NOT be available under your Contract.

Merrill Lynch owns approximately 49% of BlackRock, Inc., whose affiliate companies (collectively, "BlackRock") manage BlackRock mutual funds and other asset management products and services. Because BlackRock is an affiliate of Merrill Lynch, management and employees of BlackRock may be provided a level of access to Merrill Lynch and related information that is not available to affiliates of funds sponsored, managed, or distributed by other asset management companies. Such access and information may include, but are not limited to: the ability to meet with Merrill Lynch Financial Advisors with greater frequency; participation in or access to Merrill Lynch management and Financial Advisor strategy and sales meetings, educational and recreational events, and communications media; and featured placement in Merrill Lynch internal and external websites, workstations and other marketing and sales tools, strategies, and materials.

Merrill Lynch may receive more economic benefits with respect to funds sponsored, managed and/or distributed by companies such as BlackRock in which Merrill Lynch has an economic interest as those companies receive compensation for providing investment advisory, administrative, transfer agency, distribution or other services to such funds.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.